PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Comprehensive Loss (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Statements of Comprehensive Loss
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0
Parent Company | Reportable Legal Entities
Condensed Statements of Comprehensive Loss
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0